Consolidated Statements of Operations - USD ($)		3 Months Ended		8 Months Ended	12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Expenses [Abstract]
Research and Development Expense		$ 15,879,000	$ 7,295,000		$ 32,603,000	$ 25,106,000
General and administrative expenses		4,605,000	1,925,000	$ 3,061,452	10,948,000	6,993,000
Total operating expenses		20,484,000	9,220,000		43,551,000	32,099,000
Loss from operations		(20,484,000)	(9,220,000)		(43,551,000)	(32,099,000)
Other income (expense):
Interest income		438,000	519,000		1,945,000	1,287,000
Investment advisory fees		(108,000)	(60,000)		(271,000)	(135,000)
Realized gain on marketable securities		45,000	15,000		218,000	53,000
Interest Expense						2,658,000
Total other income		82,000	474,000		1,892,000	(1,453,000)
Change in fair value of warrant liability		(293,000)		(8,018,459)
Transaction costs				(179,832)
Loss before income taxes		(20,402,000)	(8,746,000)		(41,659,000)	(33,552,000)
Provision for Income Taxes		0	0		0	0
Net loss		$ (20,402,000)	$ (8,746,000)	$ (18,219,398)	(41,659,000)	(33,552,000)
Deemed dividend related to beneficial conversion feature and accretion of discount on Redeemable Series A Convertible Preferred Stock					(22,622,000)	0
Net loss attributable to common stockholders					$ (64,281,000)	$ (33,552,000)
Net loss per share attributable to common stockholders, basic and diluted		$ (0.12)	$ (0.10)		$ (230)	$ (160)
Weighted average common shares outstanding, basic and diluted		169,659,037,000	85,714,375,000		277,529,317	206,672,024
Other comprehensive income, net of taxes:
Change in unrealized (loss) gain on available-for-sale securities		$ (576,000)	$ 819,000		$ 1,136,000	$ 421,000
Comprehensive loss		$ (20,978,000)	$ (7,927,000)		$ (40,523,000)	$ (33,131,000)
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock (in Dollars per share)				$ (4.75)
Panacea Acquisition Corp
Operating Expenses [Abstract]
General and administrative expenses				$ 3,061,452
Loss from operations				(3,061,452)
Other income (expense):
Interest earned on investments held in Trust Account				7,011
Change in fair value of warrant liability				(8,018,459)
Change in fair value of FPA liability				(6,966,666)
Transaction costs				(179,832)
Total other (expenses) income, net				(15,157,946)
Provision for Income Taxes				0
Net loss				(18,219,398)
Panacea Acquisition Corp | Class A redeemable common stock
Other income (expense):
Interest earned on investments held in Trust Account				7,011
Provision for Income Taxes				(7,011)
Net loss attributable to common stockholders				$ 0
Net loss per share attributable to common stockholders, basic and diluted				$ 0
Weighted average common shares outstanding, basic and diluted				14,375,000
Panacea Acquisition Corp | Class A and Class B non-redeemable common stock
Other income (expense):
Net loss				$ (18,219,398)
Net loss attributable to common stockholders				$ 7,011
Other comprehensive income, net of taxes:
Weighted average shares outstanding of Class A and Class B non-redeemable common stock (in Shares)	[1]			3,840,179
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock (in Dollars per share)				$ (4.75)

[1]	The weighted average non-redeemable common stock for the year ended December 31, 2020 includes the effect of 487,500 Private Placement Units, which were issued in conjunction with the initial public offering on July 6, 2020.